Revenue	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Revenue
7.	REVENUE
The Company is viewed as a single reportable segment involving steel production for purposes of internal performance measurement and resource allocation. The Chief Executive Officer is the Chief Operating Decision Maker.

	Year ended December 31, 2025	Nine months ended December 31, 2024

Total revenue is comprised of:

Sheet & Strip	$1,311.8	$1,346.7

Plate	565.8	324.1

Slab	0.8	1.3

Freight	175.3	142.7

Non-steel revenue	32.0	26.3

	$2,085.7	$1,841.1

The geographical distribution of total revenue is as follows:

Sales to customers in Canada	$930.4	$672.5

Sales to customers in the United States	1,132.2	1,148.7

Sales to customers in the rest of the world	23.1	19.9

	$2,085.7	$1,841.1

For the year ended December 31, 2025, sales to any one customer did not represent greater than 10% of total revenue. For the nine month period ended December 31, 2024, sales of $212.3 million to one customer represented greater than 10% of total revenue.